Cash Flow Disclosures - Summary of Movements in Debt That Impact Cash Flow as Part of Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [Line Items]
Beginning balance	$ 328,038	$ 116,938
Ending balance	464,764	328,038	$ 116,938
IAS 7
Borrowings [Line Items]
Beginning balance	328,038	116,938	49,765
Leases	(328)	(4,282)
Cash flows	121,291	209,960	69,587
Fair value changes	17,534	5,436	(2,887)
Lease benefit for COVID-19			50
Other Changes	(1,771)	(14)	423
Ending balance	464,764	328,038	116,938
Sub-total | IAS 7
Borrowings [Line Items]
Beginning balance	(9,163)	(3,114)	(399)
Leases	(328)	(4,282)
Cash flows	7,183	(4,428)	151
Fair value changes	(544)	2,675	(2,896)
Lease benefit for COVID-19			50
Other Changes	(1,771)	(14)	(20)
Ending balance	(4,623)	(9,163)	(3,114)
Interest Bearing Borrowings | IAS 7
Borrowings [Line Items]
Beginning balance	(5,014)
Cash flows	6,785	(5,000)
Other Changes	(1,771)	(14)
Ending balance		(5,014)
Lease Liabilities | IAS 7
Borrowings [Line Items]
Beginning balance	(3,928)	(218)	(399)
Leases	(328)	(4,282)
Cash flows	177	572	151
Lease benefit for COVID-19			50
Other Changes			(20)
Ending balance	(4,079)	(3,928)	(218)
Derivative Financial Instrument | IAS 7
Borrowings [Line Items]
Beginning balance	(221)	(2,896)
Cash flows	221
Fair value changes	(544)	2,675	(2,896)
Ending balance	(544)	(221)	(2,896)
Cash and Cash Equivalents | IAS 7
Borrowings [Line Items]
Beginning balance	336,197	111,733	34,765
Cash flows	113,781	224,464	76,968
Fair value changes	18,114
Ending balance	468,092	336,197	111,733
Financial Assets at FVPL | IAS 7
Borrowings [Line Items]
Beginning balance	1,004	8,319	15,399
Cash flows	327	(10,076)	(7,532)
Fair value changes	(36)	2,761	9
Other Changes			443
Ending balance	$ 1,295	$ 1,004	$ 8,319